Summary of Significant Accounting Policies and Practices (Narrative) (Details) In Thousands, unless otherwise specified	12 Months Ended						12 Months Ended
	Dec. 31, 2012 USD ($)	Dec. 31, 2012 CNY	Dec. 31, 2011 CNY	Dec. 31, 2010 CNY	Dec. 31, 2011 USD ($)	Dec. 31, 2009 CNY	Dec. 31, 2012 Land [Member]	Dec. 31, 2012 Trademarks [Member]
Cash and cash equivalents	$ 804	5,006	44,172	171,227	$ 7,018	26,804
Restricted cash	3,444	21,457	102,212
Frozen bank savings		770
Depreciation expense recorded in cost of goods sold	7,818	48,709	43,783	36,731
Depreciation recorded in cost of goods sold, percent	86.10%	86.10%	84.60%	90.10%
Depreciation recorded in administrative expenses, percent	13.90%	13.90%	15.40%	9.90%
Estimated useful lives							30 years
Intangible assets, amortization Period								5 years
Value Added Tax Rate	17.00%	17.00%
Research and Development Expense	1,544	9,617	10,159	8,058
Estimated liability related to defective products	133	830	0
Working capital deficiency	(12,521)	(78,007)
Net income (loss)	$ (8,738)	(54,437)	21,038	39,695